Ordinary Shares (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended		12 Months Ended
	Jul. 16, 2010	Aug. 07, 2008	Dec. 31, 2009
Stock Repurchase Program, Authorized Amount		$ 10
Stock Repurchase Program, Period in Force			24 months
Stock Repurchased and Retired During Period, Shares	14,393,400
Shares Repurchased To Shares Issued and Outstanding Percentage	11.50%